UNITED STATES SECURITIES & EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                              Please print or type.

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1.        Name and address of issuer: Money Market Variable Account - II
                                      c/o MFS Legal Department
                                      Bonnie Neal
                                      500 Boylston Street
                                      Boston, MA  02116

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2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of the
          issuer, check the box but do not list series or classes):   X

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3.        Investment Company Act File Number:  N/A

          Securities Act File Number:          2-79141
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4(a).     Last day of fiscal year for which this notice is filed:
          December 31, 2005

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4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

          NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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4(c). Check box if this is the last time the issuer will be filing this Form.

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5.        Calculation of registration fee:

    (i)   Aggregate sale price of securities sold                  $  7,333,000
          during the fiscal year pursuant to                       _____________
          section 24(f):

   (ii)   Aggregate price of securities redeemed                   $  4,879,000
          or repurchased during the fiscal year:                   _____________

  (iii)   Aggregate price of securities redeemed or                $102,844,551
          repurchased during any prior fiscal year                 _____________
          ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the commission:

   (iv)   Total available redemption credits [add Items            $107,723,551
          5(ii) and 5(iii)]:                                       _____________

    (v)   Net sales-if  Item 5(i) is greater than Item 5(iv)       $
          [subtract  Item 5(iv)from Item 5(i)]:                    _____________

   (vi)   Redemption credits available for use in future          $(100,390,551)
          years - if Item 5(i) is less than item 5(iv)[subtract    _____________
          Item 5(iv) from Item 5(i)]:

  (vii)   Multiplier for determining registration fee             x   0.000107
          (See Instruction C.9):                                   _____________

 (viii)   Registration fee due [multiply item 5(v) by Item        =$  0
          5 (vii)] (enter "0" if no fee is due):                   _____________

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6.        Prepaid Shares

          If the response to Item 5(i) was  determined by deducting
          an amount of securities that were registered  under the
          Securities  Act of 1993  pursuant  to rule  24e-2 as in
          effect before  October 11, 1997,  then report the amount
          of securities (number of shares or other units) deducted here:_______________. If there is a number of shares or other  units that were  registered pursuant to rule 24e-2
          remaining  unsold at the end of the fiscal year for which
          this form is filed that are  available for use by the
          issuer in future fiscal years, then state that number
          here:                                                    _____________

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7.        Interest due - if this Form is being filed more than 90
          days after the end of the issuer's fiscal year (see
          Instruction D):                                         +$____________

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8.        Total of the amount of the registration fee due plus    =
          any interest due [line 5(viii) plus line 7]:             _____________

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9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
          Method of Delivery -

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:  (Signature and Title)* /s/ SUSAN S. NEWTON, ASSISTANT SECRETARY AND
                                  ASSISTANT CLERK
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                                Susan S. Newton, Assistant Secretary and
                                  Assistant Clerk
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Date: March 21, 2006
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*Please print the name and title of the signing officer below the signature.
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                                        March 21, 2006


United States Securities & Exchange Commission
100 F Street, N.E.
Washington, DC  20549

     Re:  Rule 24f-2  Notice  for Money  Market  Variable  Account II (File No.:
          2-79141)

Ladies and Gentlemen:

     Enclosed on behalf of the fund for filing pursuant to Rule 24f-2(a) under the Investment Company Act of 1940 is one copy of the Fund's Rule 24f-2 Notice with respect to its fiscal year end of December 31, 2005. No fee is payable under Rule 24f-2 in connection with this filing.

     Please contact me collect at 617-954-5180 should you have any questions concerning this Notice.

                                        Very truly yours,





                                        ANNAMARIE D'ANGELO
                                        Annamarie D'Angelo
                                        Vice President & Legal Operations
                                          Manager

Enclosures